DEBT SECURITIES IN ISSUE	12 Months Ended
Dec. 31, 2019
Disclosure of debt instruments [text block] [Abstract]
Disclosure of debt instruments [text block]

26   DEBT SECURITIES IN ISSUE

	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m
Medium-term notes issued	26,628	17,314	25,603	16,221
Covered bonds (note 27)	29,818	28,194	25,359	22,351
Certificates of deposit issued	4,925	6,667	4,925	6,667
Securitisation notes (note 27)	7,329	5,480	–	–
Commercial paper	7,731	6,878	5,622	4,548
Total debt securities in issue	76,431	64,533	61,509	49,787

At 31 December 2019 £41,762 million (2018: £44,749 million) of debt securities in issue of the Group and £32,152 million (2018: £32,923 million) of the Bank had a contractual residual maturity of greater than one year.